Document and Entity Information	Jun. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002088281
Document Type	8-K
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	MIDERA FOOD PROCESSING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43265
Entity Tax Identification Number	39-3886250
Entity Address, Address Line One	10275 West Higgins Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	(847)
Local Phone Number	857-6696
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true